Consolidated Statements Of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Consolidated Statements Of Comprehensive Income [Abstract]
Net income	$ 1,627	$ 4,477
Other comprehensive income (loss):
Unrealized holding gains (losses) arising during the period related to investment securities available for sale, net of tax of $1 and $0:	11	(72)
Less: reclassification adjustment for net losses realized during the period on investment securities available for sale, net of tax of $0 and $0:		12
Other comprehensive income (loss), net of tax	11	(60)
Comprehensive income	$ 1,638	$ 4,417